July 21, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Salient MF Trust (the “Trust”):
Form N-14 for the Reorganization of Salient Midstream & MLP Fund into Salient MLP & Energy Infrastructure Fund, a series of the Trust

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Salient MF Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, is the Trust’s registration statement on Form N-14 (the “Registration Statement”). The Registration Statement includes a Letter to Shareholders of the Salient Midstream & MLP Fund (the “Acquired Fund”); Questions and Answers; a notice of Special Meeting of Shareholders of the Acquired Fund; a Combined Proxy Statement/Prospectus; a Statement of Additional Information; and a Part C and associated exhibits, including a Form of Proxy Card. At meetings held on June 27, 2022, the Board of Trustees of the Trust and the Board of Trustees of the Acquired Fund each approved the reorganization of the Acquired Fund into the Salient MLP & Energy Infrastructure Fund, a series of the Trust (the “Reorganization”).

Although pursuant to Rule 488 under the 1933 Act the Registration Statement for the Trust on Form N-14 filed herewith is proposed that this Registration Statement become effective 30 days after filing, we hereby notify the Securities and Exchange Commission that the Trust anticipates requesting the acceleration of the effective date of the Registration Statement to the earliest practicable date.

This transmission contains a conformed signature page. The manually signed original of this document will be maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3231.

Very truly yours,

/s/ George Zornada

George Zornada

cc:	Jennifer Gonzalez
Partner, K&L Gates LLP
Paul Bachtold
Chief Compliance Officer, Salient Midstream & MLP Fund and Salient MF Trust